UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3762

Legg Mason Partners Aggressive Growth Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31,

Date of reporting period: May 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND, INC.

FORM N-Q

MAY 31, 2006

Legg Mason Partners Aggressive Growth Fund, Inc.

Schedule of Investments (unaudited)

May 31, 2006

Shares	Security	Value
COMMON STOCKS — 98.3%
CONSUMER DISCRETIONARY — 13.8%
Internet & Catalog Retail — 0.8%
4,375,000	Liberty Media Holding Corp. - Interactive Group, Series A Shares*	$78,575,000

Media — 12.7%
9,900,000	Cablevision Systems Corp., New York Group, Class A Shares*	194,634,000
868,000	CBS Corp., Class B Shares	22,489,880
1,394,000	Comcast Corp., Class A Shares*	44,789,220
11,500,000	Comcast Corp., Special Class A Shares*	368,000,000
1,700,000	Discovery Holding Co., Class A Shares*	23,579,000
850,000	Liberty Global Inc., Series A Shares*	19,490,500
850,000	Liberty Global Inc., Series C Shares*	18,836,000
875,000	Liberty Media Holding Corp. - Capital Group, Series A Shares*	69,623,750
1,110,850	Sirius Satellite Radio Inc.*	5,032,151
18,000,000	Time Warner Inc.	309,780,000
868,000	Viacom Inc., Class B Shares*	32,767,000
5,500,000	Walt Disney Co.	167,750,000
1,100,000	World Wrestling Entertainment Inc.	19,635,000

	Total Media	1,296,406,501

Specialty Retail — 0.3%
2,907,200	Charming Shoppes Inc.*	32,386,208

	TOTAL CONSUMER DISCRETIONARY	1,407,367,709

ENERGY — 17.2%
Energy Equipment & Services — 9.8%
1,447,500	Core Laboratories NV*	81,783,750
5,099,700	Grant Prideco Inc.*	244,989,588
12,800,000	Weatherford International Ltd.*	666,112,000

	Total Energy Equipment & Services	992,885,338

Oil, Gas & Consumable Fuels — 7.4%
15,200,000	Anadarko Petroleum Corp.	754,984,000
55,930	Bill Barrett Corp.*	1,795,353

	Total Oil, Gas & Consumable Fuels	756,779,353

	TOTAL ENERGY	1,749,664,691

EXCHANGE TRADED FUND — 1.2%
3,200,000	Nasdaq-100 Index Tracking Stock	124,224,000

FINANCIALS — 14.8%
Capital Markets — 12.3%
1,487,400	Cohen & Steers Inc.	36,560,292
30,000	Goldman Sachs Group Inc.	4,528,500
13,477,996	Lehman Brothers Holdings Inc.	897,769,314
4,400,000	Merrill Lynch & Co. Inc.	318,604,000

	Total Capital Markets	1,257,462,106

Diversified Financial Services — 0.5%
897,100	CIT Group Inc.	46,110,940

Insurance — 0.0%
27,637	National Financial Partners Corp.	1,239,519

Thrifts & Mortgage Finance — 2.0%
4,500,000	Astoria Financial Corp.	136,170,000
4,300,000	New York Community Bancorp Inc.	71,638,000

	Total Thrifts & Mortgage Finance	207,808,000

	TOTAL FINANCIALS	1,512,620,565

HEALTH CARE — 30.3%
Biotechnology — 16.2%
200,000	Albany Molecular Research Inc.*	2,062,000
1,550,000	Alkermes Inc.*	30,721,000

See Notes to Schedule of Investments.

Legg Mason Partners Aggressive Growth Fund, Inc.

Schedule of Investments (unaudited)(continued)

May 31, 2006

Shares	Security	Value
Biotechnology — 16.2% (continued)
6,800,000	Amgen Inc.*	$459,612,000
599,500	AP Pharma Inc.*	1,043,130
8,000,000	Biogen Idec Inc.*	373,040,000
532,000	Genentech Inc.*	44,134,720
6,975,498	Genzyme Corp.*	415,042,131
4,600,000	ImClone Systems Inc.*	184,000,000
1,050,000	Isis Pharmaceuticals Inc.*	8,211,000
577,575	Micromet Inc.*	2,685,724
6,040,000	Millennium Pharmaceuticals Inc.*	51,702,400
880,000	Nabi Biopharmaceuticals*	5,165,600
750,000	Nanogen Inc.*	1,597,500
2,000,000	Vertex Pharmaceuticals Inc.*	69,000,000
620,665	ViaCell Inc.*	3,115,738

	Total Biotechnology	1,651,132,943

Health Care Equipment & Supplies — 0.4%
864,400	Biosite Inc.*	38,889,356
200,000	Bioveris Corp.*	1,330,000
87,500	Cytyc Corp.*	2,299,500

	Total Health Care Equipment & Supplies	42,518,856

Health Care Providers & Services — 7.3%
17,027,600	UnitedHealth Group Inc.	748,533,296

Pharmaceuticals — 6.4%
1,066,500	BioMimetic Therapeutics Inc.*	8,532,000
1,188,376	Corgentech Inc.*	8,805,866
8,000,000	Forest Laboratories Inc.*	299,840,000
2,156,000	Johnson & Johnson	129,834,320
5,150,000	King Pharmaceuticals Inc.*	91,567,000
768,303	Pfizer Inc.	18,178,049
800,520	Teva Pharmaceutical Industries Ltd., Sponsored ADR	29,146,933
3,600,000	Valeant Pharmaceuticals International	61,920,000

	Total Pharmaceuticals	647,824,168

	TOTAL HEALTH CARE	3,090,009,263

INDUSTRIALS — 7.0%
Aerospace & Defense — 2.3%
3,179,475	L-3 Communications Holdings Inc.	231,974,496

Industrial Conglomerates — 3.9%
14,750,000	Tyco International Ltd.	399,872,500

Machinery — 0.8%
2,790,500	Pall Corp.	83,966,145

	TOTAL INDUSTRIALS	715,813,141

INFORMATION TECHNOLOGY — 14.0%
Communications Equipment — 2.5%
3,175,000	C-COR Inc.*	21,780,500
7,500,000	Motorola Inc.	158,175,000
675,072	Nokia Oyj (a)	14,509,724
2,924,928	Nokia Oyj, Sponsored ADR	62,798,204

	Total Communications Equipment	257,263,428

Computers & Peripherals — 3.1%
350,000	LaserCard Corp.*	5,792,500
6,150,000	Quantum Corp.*	17,896,500
3,800,000	SanDisk Corp.*	213,826,000
3,180,150	Seagate Technology*	74,256,502

	Total Computers & Peripherals	311,771,502

Electronic Equipment & Instruments — 0.2%
26,445	Cogent Inc.*	410,426

See Notes to Schedule of Investments.

Legg Mason Partners Aggressive Growth Fund, Inc.

Schedule of Investments (unaudited)(continued)

May 31, 2006

Shares	Security	Value
Electronic Equipment & Instruments — 0.2% (continued)
689,000	Excel Technology Inc.*	$20,545,980

	Total Electronic Equipment & Instruments	20,956,406

Semiconductors & Semiconductor Equipment — 7.0%
5,000,000	Broadcom Corp., Class A Shares*	169,050,000
1,050,000	Cabot Microelectronics Corp.*	30,198,000
3,720,000	Cirrus Logic Inc.*	30,429,600
1,300,000	Cree Inc.*	33,345,000
1,270,000	DSP Group Inc.*	33,388,300
828,112	Freescale Semiconductor Inc., Class B Shares*	25,845,376
3,280,000	Intel Corp.	59,105,600
14,000,000	Micron Technology Inc.*	231,840,000
4,000,000	RF Micro Devices Inc.*	29,000,000
738,100	Standard Microsystems Corp.*	16,821,299
3,300,000	Teradyne Inc.*	51,381,000

	Total Semiconductors & Semiconductor Equipment	710,404,175

Software — 1.2%
1,100,000	Advent Software Inc.*	36,091,000
1,700,000	Autodesk Inc.*	61,863,000
680,800	Microsoft Corp.	15,420,120
785,500	RSA Security Inc.*	11,806,065

	Total Software	125,180,185

	TOTAL INFORMATION TECHNOLOGY	1,425,575,696

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $6,611,507,602)	10,025,275,065

Face Amount
SHORT-TERM INVESTMENT — 2.0%
Repurchase Agreement — 2.0%
$203,222,000	Interest in $471,071,000 joint tri-party repurchase agreement dated 5/31/06 with Deutsche Bank Securites Inc., 5.020% due 6/1/06, Proceeds at maturity- $203,250,338; (Fully collateralized by various U.S. government agency obligations, 5.500% to 6.581% due 8/15/21 to 3/15/36; Market value - $207,286,440) (Cost — $203,222,000)	203,222,000

	TOTAL INVESTMENTS — 100.3% (Cost — $6,814,729,602#)	10,228,497,065
	Liabilities in Excess of Other Assets — (0.3)%	(29,287,906)

	TOTAL NET ASSETS — 100.0%	$10,199,209,159

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

1. Organization and Significant Accounting Policies

Legg Mason Partners Aggressive Growth Fund, Inc. (formerly known as Smith Barney Aggressive Growth Fund Inc.) (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,344,315,336
Gross unrealized depreciation	(930,547,873)

Net unrealized appreciation	$3,413,767,463

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Aggressive Growth Fund, Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 28, 2006

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: July 28, 2006